Post-employment benefits for associates (Details 9) $ in Millions	Dec. 31, 2017 USD ($)
Pension plans
Novartis Group contributions
Contributions, next fiscal year (estimated)	$ 395
Pension plans | Not later than one year [member]
Expected future benefit payments
Expected future benefit payment	1,226
Pension plans | Later than one year and not later than two years [member]
Expected future benefit payments
Expected future benefit payment	1,166
Pension plans | Later than two years and not later than three years [member]
Expected future benefit payments
Expected future benefit payment	1,163
Pension plans | Later than three years and not later than four years [member]
Expected future benefit payments
Expected future benefit payment	1,147
Pension plans | Later than four years and not later than five years [member]
Expected future benefit payments
Expected future benefit payment	1,133
Pension plans | Later than five years and not later than ten years [member]
Expected future benefit payments
Expected future benefit payment	5,534
Other post-employment benefit plans
Novartis Group contributions
Contributions, next fiscal year (estimated)	62
Other post-employment benefit plans | Not later than one year [member]
Expected future benefit payments
Expected future benefit payment	63
Other post-employment benefit plans | Later than one year and not later than two years [member]
Expected future benefit payments
Expected future benefit payment	65
Other post-employment benefit plans | Later than two years and not later than three years [member]
Expected future benefit payments
Expected future benefit payment	67
Other post-employment benefit plans | Later than three years and not later than four years [member]
Expected future benefit payments
Expected future benefit payment	68
Other post-employment benefit plans | Later than four years and not later than five years [member]
Expected future benefit payments
Expected future benefit payment	69
Other post-employment benefit plans | Later than five years and not later than ten years [member]
Expected future benefit payments
Expected future benefit payment	$ 344